Exceptional items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exceptional items
Cost of sales	$ 4,163	$ 3,439	$ 2,903
Sales, general and administration expenses	212	418	189
Net finance (income)/expense	(80)	235	70
Exceptional income tax charge/(credit)	19	22	29
Exceptional items.
Exceptional items
Start-up related and other costs	67	30	7
Cost of sales	67	30	7
Transaction related and other costs	23	242	13
Sales, general and administration expenses	23	242	13
Net finance (income)/expense	(218)	57
Exceptional income tax charge/(credit)	(17)	(17)	(14)
Total exceptional items, net of tax	$ (145)	$ 312	$ 6